Oppenheimer Capital Appreciation Fund	Oppenheimer Mid Cap Value Fund
Oppenheimer Capital Income Fund	Oppenheimer Money Market Fund
Oppenheimer Cash Reserves	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Core Bond Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Corporate Bond Fund	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Developing Markets Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Discovery Fund	Oppenheimer Real Estate Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Dividend Opportunity Fund	Oppenheimer Rochester® AMT-Free Municipal Fund
Oppenheimer Emerging Markets Innovators Fund	Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer Rochester® Arizona Municipal Fund
Oppenheimer Equity Fund	Oppenheimer Rochester® California Municipal Fund
Oppenheimer Equity Income Fund	Oppenheimer Rochester® Fund Municipals
Oppenheimer Fundamental Alternatives Fund	Oppenheimer Rochester® High Yield Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester® Intermediate Term Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester® Limited Term California Municipal Fund
Oppenheimer Global High Yield Fund	Oppenheimer Rochester® Limited Term Municipal Fund
Oppenheimer Global Multi-Alternatives Fund	Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Global Multi-Asset Growth Fund	Oppenheimer Rochester® Maryland Municipal Fund
Oppenheimer Global Multi-Asset Income Fund	Oppenheimer Rochester® Massachusetts Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester® Michigan Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester® Minnesota Municipal Fund
Oppenheimer Global Real Estate Fund	Oppenheimer Rochester® New Jersey Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester® North Carolina Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester® Ohio Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester® Short Term Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester® Virginia Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer International Small-Mid Company Fund	Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer International Value Fund	Oppenheimer Small Cap Value Fund
Oppenheimer Limited-Term Bond Fund	Oppenheimer Ultra-Short Duration Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Value Fund
Oppenheimer Main Street Fund®	Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer Main Street Select Fund®	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Main Street Small Cap Fund®	Oppenheimer SteelPath MLP Income Fund
Oppenheimer Main Street Mid Cap Fund®	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund

Supplement dated May 13, 2016 to the

Prospectus and Statement of Additional Information

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above referenced funds (each, a “Fund”), and is in addition to any other supplement(s).

Prospectus

1.	For Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund, the last sentence of the third paragraph in the section titled “Deferred Tax Liability” is hereby deleted and replaced by the following:

When the Fund is experiencing overall redemptions by its shareholders, a partial valuation allowance to reduce a deferred tax asset may have an adverse impact to the Fund's NAV.

2.	For each Fund except for Oppenheimer Cash Reserves, Oppenheimer Money Market Fund, Oppenheimer Rochester® AMT-Free Municipal Fund, Oppenheimer Rochester® AMT-Free New York Municipal Fund, Oppenheimer Rochester® Arizona Municipal Fund, Oppenheimer Rochester® California Municipal Fund, Oppenheimer Rochester® Fund Municipals, Oppenheimer Rochester® High Yield Municipal Fund, Oppenheimer Rochester® Intermediate Term Municipal Fund, Oppenheimer Rochester® Limited Term California Municipal Fund, Oppenheimer Rochester® Limited Term Municipal Fund, Oppenheimer Rochester® Limited Term New York Municipal Fund, Oppenheimer Rochester® Maryland Municipal Fund , Oppenheimer Rochester® Massachusetts Municipal Fund, Oppenheimer Rochester® Michigan Municipal Fund, Oppenheimer Rochester® Minnesota Municipal Fund, Oppenheimer Rochester® New Jersey Municipal Fund, Oppenheimer Rochester® North Carolina Municipal Fund, Oppenheimer Rochester® Ohio Municipal Fund, Oppenheimer Rochester® Pennsylvania Municipal Fund, Oppenheimer Rochester® Short Term Municipal Fund, Oppenheimer Rochester® Virginia Municipal Fund, Oppenheimer International Diversified Fund, Oppenheimer Global Multi-Alternatives Fund, Oppenheimer Portfolio Series: Active Allocation Fund, Oppenheimer Portfolio Series: Conservative Investor Fund, Oppenheimer Portfolio Series: Equity Investor Fund, Oppenheimer Portfolio Series: Moderate Investor Fund, the section titled “Investments in Oppenheimer Institutional Money Market Fund” is deleted and replaced by the following:

Investments in Money Market Instruments. The Fund can invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall.

The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Money Market Fund. It may also invest in money market instruments directly, or in other affiliated or unaffiliated money market funds. The Fund may invest in such other money market funds, such as Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. At the time of an investment, the Fund cannot always predict what will be the yield of the Oppenheimer Institutional Money Market Fund, or any other money market fund it may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of any other money market fund it may hold, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund, or to any other similar affiliated money market fund of which the Fund is a shareholder. If the Fund invests in an unaffiliated money market fund, the Manager will not waive a portion of the Fund’s advisory fee representing the Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.

3.	For Oppenheimer International Diversified Fund, Oppenheimer Global Multi-Alternatives Fund, Oppenheimer Portfolio Series: Active Allocation Fund, Oppenheimer Portfolio Series: Conservative Investor Fund, Oppenheimer Portfolio Series: Equity Investor Fund, Oppenheimer Portfolio Series: Moderate Investor Fund, the section titled “Investments in Oppenheimer Institutional Money Market Fund” is deleted and replaced by the following:

Investments in Money Market Instruments. The Fund and the Underlying Funds can invest their free cash balances in money market instruments to provide liquidity or for defensive purposes. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall.

The Fund and the Underlying Funds may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Money Market Fund. They may also invest in money market instruments directly, or in other affiliated or unaffiliated money market funds. The Fund and the Underlying Funds may invest in such other money market funds, such as Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. At the time of an investment, the Fund and the Underlying Funds cannot always predict what will be the yield of the Oppenheimer Institutional Money Market Fund, or any other money market fund they may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As shareholders, the Fund and the Underlying Funds will be subject to their proportional share of the expenses of any other money market fund they may hold, including its advisory fee. However, the Manager will waive a portion of each Underlying Fund's advisory fee to the extent of its share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund, or to any other similar affiliated money market fund of which the Underlying Fund is a shareholder. If the Fund or the Underlying Funds invest in an unaffiliated money market fund, the Manager will not waive a portion of its advisory fee representing the Fund’s or the Underlying Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.

4.	For Oppenheimer Rochester® AMT-Free Municipal Fund, Oppenheimer Rochester® AMT-Free New York Municipal Fund, Oppenheimer Rochester® Arizona Municipal Fund, Oppenheimer Rochester® California Municipal Fund, Oppenheimer Rochester® Fund Municipals, Oppenheimer Rochester® High Yield Municipal Fund, Oppenheimer Rochester® Intermediate Term Municipal Fund, Oppenheimer Rochester® Limited Term California Municipal Fund, Oppenheimer Rochester® Limited Term Municipal Fund, Oppenheimer Rochester® Limited Term New York Municipal Fund, Oppenheimer Rochester® Maryland Municipal Fund, Oppenheimer Rochester® Massachusetts Municipal Fund, Oppenheimer Rochester® Michigan Municipal Fund, Oppenheimer Rochester® Minnesota Municipal Fund, Oppenheimer Rochester® New Jersey Municipal Fund, Oppenheimer Rochester® North Carolina Municipal Fund, Oppenheimer Rochester® Ohio Municipal Fund, Oppenheimer Rochester® Pennsylvania Municipal Fund, Oppenheimer Rochester® Short Term Municipal Fund, and Oppenheimer Rochester® Virginia Municipal Fund, the following is added to the section titled “Other Investment Strategies and Risks”:

Investments in Money Market Instruments. The Fund can invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. Money market instruments are short-term, U.S. dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall.

The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Money Market Fund. It may also invest in money market instruments directly, or in other affiliated or unaffiliated money market funds. The Fund may invest in such other money market funds, such as Oppenheimer Institutional Money Market Fund, rather than purchasing individual short-term investments. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, and is part of the Oppenheimer family of funds. At the time of an investment, the Fund cannot always predict what will be the yield of the Oppenheimer Institutional Money Market Fund, or any other money market fund it may hold, because of the wide variety of instruments that such fund may hold in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of any other money market fund it may hold, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market Fund, or to any other similar affiliated money market fund of which the Fund is a shareholder. If the Fund invests in an unaffiliated money market fund, the Manager will not waive a portion of the Fund’s advisory fee representing the Fund’s share of the advisory fee paid by such unaffiliated fund to any unaffiliated manager.

5.	For Funds offering Class Y, the following sentence is added as the last sentence in the first paragraph of the section titled “WHAT CLASSES OF SHARES DOES THE FUND OFFER?”:

Notwithstanding the statement above, if you are an eligible employee (defined below) who does not choose a class, your investment will be made in Class Y shares.

6.	The fifth paragraph appearing under the section titled “Internet and Telephone Transactions” is deleted and replaced by the following:

The Transfer Agent maintains physical, electronic and procedural safeguards that are reasonably designed to protect your personal account information. It is important that you do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others. We advise you not to send personal or account information to us in non-secure emails. Instead, you are encouraged to take advantage of the secure features of our website to encrypt your email correspondence. The Transfer Agent, its affiliates, and the Fund are not responsible for any account losses incurred as a result of fraud if they have reason to believe that the person transacting business on an account is authorized to do so. By completing the terms of online registration to access an account through the OppenheimerFunds website, you waive any right to reclaim any losses from the Transfer Agent, its affiliates, or the Fund incurred through fraudulent activity.

STATEMENT OF ADDITIONAL INFORMATION

1.	For Funds whose custodian is JPMorgan Chase Bank, the section titled “The Custodian” is deleted and replaced by the following:

The Custodian. JPMorgan Chase Bank is the custodian of the Fund’s cash balances and portfolio securities, except affiliated mutual fund shares.  The custodian’s responsibilities include safeguarding and controlling the Fund’s portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund’s cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation (“FDIC”). Those uninsured balances at times may be substantial.  The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.

2.	For Funds whose custodian is Citibank, N.A., the section titled “The Custodian” is and replaced by the following:

The Custodian. Citibank, N.A. is the custodian of the Fund's cash balances and portfolio securities, except affiliated mutual fund shares. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC"). The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.

3.	For Funds whose custodian is Deutsche Bank, the section titled “The Custodian” is deleted and replaced by the following:

The Custodian. The Deutsche Bank Trust Company Americas is the custodian of the Fund's cash balances and portfolio securities, except affiliated mutual fund shares. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC"). The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.

4.	For Funds whose custodian is Brown Brothers Harriman & Co., the section titled “The Custodian” is deleted and replaced by the following:

The Custodian. Brown Brothers Harriman & Co. (BBH) is the custodian of the Fund's cash balances and portfolio securities, except affiliated mutual fund shares. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. As a bank regulated by the New York State Banking Department, BBH is not an FDIC insured bank. As such, the Fund's cash balances with BBH are not protected by the Federal Deposit Insurance Corporation ("FDIC"). The Sub-Transfer Agent records the Fund’s positions in affiliated mutual fund shares that may be held by the Fund.

5.	The third bullet appearing under the heading “II. Waivers of Class A Sales Charges – A. Waivers of the Class A Initial and Contingent Deferred Sales Charges For Certain Purchases and Transactions” in Appendix A is deleted and replaced by the following:

•	Purchases by employees and registered representatives (and their spouses) of financial intermediaries that have entered into a sales agreement with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).[2]

May 13, 2016	PS0000.147